Fair Value Of Assets And Liabilities (Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Municipal [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 16,416		$ 17,152
Total net gains (losses) included in Other comprehensive income	77
Purchases, issuances, sales and settlements, net			3,551
Purchases	26,425
Sales	(19,469)
Settlements	(1,230)
Net transfers into (out of) Level 3	1,992	[1]	(4,287)
Ending Balance	24,211		16,416
Corporate Notes And Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	9,841		51,194
Total net gains (losses) included in Net income	(274)	[2]	(35)	[3]
Total net gains (losses) included in Other comprehensive income			1
Purchases, issuances, sales and settlements, net			(40,781)
Purchases	7,246
Settlements	(333)
Net transfers into (out of) Level 3	(16,480)	[1]	(538)
Ending Balance			9,841
Mortgage-Backed [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,460		158,449
Total net gains (losses) included in Net income	(53)	[2]	(7,947)	[3]
Total net gains (losses) included in Other comprehensive income			2,520
Purchases, issuances, sales and settlements, net			(145,736)
Purchases	1,126
Settlements	(116)
Net transfers into (out of) Level 3	(3,417)	[1]	(4,826)
Ending Balance			2,460
Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	28,672		26,800
Total net gains (losses) included in Other comprehensive income	(6,101)		(419)
Purchases, issuances, sales and settlements, net			2,291
Purchases	1,800
Net transfers into (out of) Level 3	(5,400)	[1]
Ending Balance	18,971		28,672
Trading Account Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	4,372		31,924
Total net gains (losses) included in Net income			5,140	[3]
Purchases, issuances, sales and settlements, net			(32,692)
Sales	(4,372)
Ending Balance			4,372
Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	8,762		6,745
Total net gains (losses) included in Net income	(2,062)	[2]	2,017	[3]
Ending Balance	6,700		8,762
Retained Interests [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			43,541
Purchases, issuances, sales and settlements, net			$ (43,541)

[1]	The transfer of available for sale securities into Level 3 is the result of the use of significant inputs that are unobservable in the market due to limited activity or a less liquid market. Transfers out of Level 3 result from the availability and use of observable market information that market participatnts would use in pricing these securities Transfers into/out of Level 3 are recognized at the end of the reporting period.
[2]	Income for Corporate notes and other debt, and mortgage-backed are recognized as a component of interest income on securities. Additionally, changes in the balance of mortgage servicing rights are recorded as a component of mortgage banking revenue in non-interest income.
[3]	Income for Corporate notes, other debt and mortgage-backed is recognized as a component of interest income on securities. Income for trading account securities is recognized as a component of trading income in non-interest income and trading account securities interest income. Changes in the balance of mortgage servicing rights are recorded as a component of mortgage banking revenue in non-interest income.